Financial Income (Expense), Net	6 Months Ended
Jun. 30, 2025
Financial Income (Expense), Net [Abstract]
FINANCIAL INCOME (EXPENSE), NET
NOTE 7:	FINANCIAL INCOME (EXPENSE), NET

	For the Six Months ended June 30,
	2025	2024

Fair value revaluation of warrant liability	$5,218	$(211)
Fair value revaluation in convertible notes	-	(25)
Fair value revaluation of investment in shares	-	(8)
Interest income from short term deposits	100	-
Exchange rate differences	130	5
Finance expenses	(3,139)	-
Bank fees	(1)	(2)

	2,308	(241)